Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Summary of property and equipment
	December 31, 2017	December 31, 2016

Office equipment and furniture	$130,812	$77,587
Leasehold improvement	52,187	46,360
Subtotal	182,999	123,947
Less: accumulated depreciation and amortization	(99,477)	(37,264)
Total	$83,522	$86,683